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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-02363
                                       ----------


                       CORNERSTONE TOTAL RETURN FUND, INC.

          383 MADISON AVENUE,   NEW YORK, NY          10179
          -----------------------------------------------------------
          (Address of principal executive offices) (Zip code)

                  Jodi B. Levine, 383 MADISON AVE, NEW YORK, NY
                  ----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-272-3550

Date of fiscal year end:  DECEMBER 31, 2004
                          ------------------

Date of reporting period: JANUARY 1, 2004 THROUGH JUNE 30, 2004
                          -------------------------------------


ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================
DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw           Chairman of the Board of
                            Directors and President
William A. Clark            Director and Vice President
Thomas H. Lenagh            Director
Edwin Meese III             Director
Scott B. Rogers             Director
Andrew A. Strauss           Director
Glenn W. Wilcox, Sr.        Director
Thomas R. Westle            Secretary
Jodi B. Levine              Treasurer

                            STOCK TRANSFER AGENT
INVESTMENT MANAGER          AND REGISTRAR
Cornerstone Advisors, Inc.  American Stock Transfer &
One West Pack Square        Trust Co.
Suite 1650                  59 Maiden Lane
Asheville, NC 28801         New York, NY 10038

ADMINISTRATOR               INDEPENDENT ACCOUNTANTS
Bear Stearns Funds          Tait, Weller & Baker
Management Inc.             1818 Market Street
383 Madison Avenue          Suite 2400
New York, NY 10179          Philadelphia, PA 19103

CUSTODIAN                   LEGAL COUNSEL
Custodial Trust Company     Blank Rome LLP
101 Carnegie Center         405 Lexington Avenue
Princeton, NJ 08540         New York, NY 10174

EXECUTIVE OFFICES
383 Madison Avenue
New York, NY 10179

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (212) 272-3550.











                                     [LOGO]
                                    AMERICAN
                                 STOCK EXCHANGE
                                     LISTED
                                      CRF

================================================================================

                       CORNERSTONE TOTAL RETURN FUND, INC.
































                                  JUNE 30, 2004

               This update contains the following two documents:
                       o Letter from the Fund's President
                       o Semi-Annual Report to Shareholders

================================================================================

LETTER FROM THE FUND'S PRESIDENT

                                                                   July 30, 2004

Dear Fellow Shareholders:

We present the following report for Cornerstone Total Return Fund, Inc. (the "Fund"), covering the six months ended June 30, 2004. At the end of the period, the Fund's net assets were $62.4 million, the Net Asset Value per share was $13.12, and the share price closed at $16.65. After reflecting the reinvestment of monthly distributions totaling $1.06 per share, the Fund achieved a total investment return at market value of (1.13%) for the six months ended June 30, 2004.

FOCUS ON SHAREHOLDER VALUE

Under the leadership of its Board, the Fund has maintained its focus on creating value for its shareholders. The Fund's continued concentration on reducing expenses, along with the continuing voluntary waiver of a portion of management fees by the Fund's investment manager, has held the annualized net expense ratio to 1.38% for the first half of the year. In 2002, the Fund instituted its fixed, monthly distribution policy designed to provide significant flexibility to those who invest in the Fund. Judging by the reaction in the marketplace, this innovative concept has been welcomed by the Fund's shareholders and has contributed greatly to the Fund's positive price performance.

We believe that a well-managed, diversified equity portfolio provides the best risk/reward tradeoff for many investors over the long-run. Long-term equity returns are generally found to be higher than those with fixed-income or balanced programs and favorable tax treatment on capital gains makes the net returns even better for taxable investors. The Fund's distribution policy recognizes that many investors are willing to accept the potentially higher asset volatility in this approach, but would prefer that stable distributions were available to them each year to either reinvest or utilize for other purposes of their choosing.

Each shareholder has the option to receive their distributions in cash or new shares of the Fund and may change this election whenever they wish. It is a goal that long-term investment returns will exceed the level of distributions, but there can be no guarantee that this goal will be met. If the amount of distributions taken in cash exceeds the total investment return of the Fund, the assets of the Fund will decline. If the total investment return of the Fund exceeds the amount of cash distributions and expenses, as it did in 2003, the assets of the Fund will increase.

Shortly after the end of the year, each shareholder receives a final determination of what portion of these distributions is attributable to income, capital gains, or return-of-capital. Last year, even though the assets of the Fund increased, most of the distributions were classified as a return-of-capital. It is important for shareholders to consult their tax advisor on proper recognition of the return-of-capital distributions with regard to the cost basis of their shares.

ECONOMIC AND MARKET SUMMARY

The U.S. economy continued its strong showing through the first half of the year with support from housing construction, consumer spending, and industrial production. Gross domestic product dipped to 3.0% in the second quarter after growing at a revised first quarter rate of 4.5%.

================================================================================
                                                                               i

LETTER FROM THE FUND'S PRESIDENT (CONCLUDED)

As always, the U.S. equity markets function as forward-looking indicators measuring future expectations. Investors balanced the good news against high energy prices, domestic political uncertainty, and international tensions and remained skittish, punishing companies who delivered even slight disappointment. The first half was overshadowed by the anticipated end of a long period of falling interest rates. The Federal Reserve announced its first widely expected increase in short-term rates on June 30, the last day of the half. Therefore, even with positive economic news and strong earnings reports, the S&P 500 Index traded in a fairly narrow band with little volatility and ended the period up 3.44% while the DJIA finished basically flat for the year.

Overall, the economy seems poised for good performance in the second half of the year, even in light of significant risks. Terrorism threats may weigh on the market for years. Rising prices raise concerns for creeping inflation, though broad acceleration does not appear to be a problem at this point.

The investment manager attempts to enhance portfolio performance by taking advantage of temporary and occasional pricing inefficiencies in certain securities. To that end, the percentage of the portfolio represented by discounted closed-end funds increased for the period. The availability and magnitude of such opportunities are unpredictable, and therefore, their effect on portfolio performance may vary considerably from year to year.

Our investment orientation featuring broad diversification has served the Fund well over the up and down markets of recent years. Though the range-bound trading and low volatility of recent months tend to limit opportunities to create distinguishing performance, we believe that our approach will continue to benefit the Fund and its shareholders for the long-term.

The Fund's Board of Directors, its officers, and its investment manager are mindful of the trust that the Fund's shareholders have placed in us. We know you have a choice, we appreciate your support, and we look forward to continuing our service to you in the future.

Sincerely,



/S/ RALPH W. BRADSHAW
----------------------
Ralph W. Bradshaw
President






IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

THIS LETTER FROM THE FUND'S PRESIDENT IS NOT A PART OF THE SEMI-ANNUAL REPORT TO SHAREHOLDERS THAT FOLLOWS. CORNERSTONE TOTAL RETURN FUND, INC.

================================================================================

================================================================================

                               CORNERSTONE TOTAL
                               RETURN FUND, INC.























                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004

================================================================================

CONTENTS

Portfolio Summary                                                              1

Schedule of Investments                                                        2

Statement of Assets and Liabilities                                            6

Statement of Operations                                                        7

Statement of Changes in Net Assets                                             8

Financial Highlights                                                           9

Notes to Financial Statements                                                 10

Results of Annual Meeting of Stockholders                                     13

Description  of  Dividend Reinvestment Plan                                   14

Summary of General Information                                                16

Shareholder Information                                                       16

Proxy Voting                                                                  17

Privacy Policy Notice                                                         17












================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TOP TEN, BY SECTOR
                                                                     Percent of
     Sector                                                          Net Assets
--------------------------------------------------------------------------------
1.   Financials                                                        18.8
--------------------------------------------------------------------------------
2.   Information Technology                                            16.7
--------------------------------------------------------------------------------
3.   Consumer Discretionary                                            14.0
--------------------------------------------------------------------------------
4.   Healthcare                                                        12.5
--------------------------------------------------------------------------------
5.   Industrials                                                       11.1
--------------------------------------------------------------------------------
6.   Consumer Staples                                                   7.9
--------------------------------------------------------------------------------
7.   Energy                                                             6.0
--------------------------------------------------------------------------------
8.   Closed-End Domestic Funds                                          4.4
--------------------------------------------------------------------------------
9.   Telecommunication Services                                         3.5
--------------------------------------------------------------------------------
10.  Materials                                                          2.6
--------------------------------------------------------------------------------



TOP TEN HOLDINGS, BY ISSUER
                                                                     Percent of
    Holding                                Sector                    Net Assets
--------------------------------------------------------------------------------
1.  General Electric Co.                   Industrials                  3.5
--------------------------------------------------------------------------------
2.  Microsoft Corp.                        Information Technology       3.4
--------------------------------------------------------------------------------
3.  Exxon Mobil Corp.                      Energy                       3.0
--------------------------------------------------------------------------------
4.  Tri-Continental Corp.                  Closed-End Domestic Funds    2.9
--------------------------------------------------------------------------------
5.  Wal-Mart Stores, Inc.                  Consumer Discretionary       2.4
--------------------------------------------------------------------------------
6.  Citigroup Inc.                         Financials                   2.4
--------------------------------------------------------------------------------
7.  Pfizer Inc.                            Healthcare                   2.3
--------------------------------------------------------------------------------
8.  American International Group, Inc.     Financials                   2.1
--------------------------------------------------------------------------------
9.  Intel Corp.                            Information Technology       2.0
--------------------------------------------------------------------------------
10. Cisco Systems, Inc.                    Information Technology       1.8
--------------------------------------------------------------------------------



================================================================================


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.90%
UNITED STATES - 98.78%
  CLOSED-END DOMESTIC FUNDS - 4.42%
Adams Express Co.                                          38,800    $   493,536
Salomon Brothers
  Fund, Inc. (The)                                         13,300        162,925
Tri-Continental Corp.                                     109,000      1,834,470
Zweig Fund, Inc.                                           55,300        267,099
                                                                     -----------
                                                                       2,758,030
                                                                     -----------
CONSUMER DISCRETIONARY - 12.83%
Bed Bath & Beyond Inc. +                                    2,500         96,125
Carnival Corp.                                              5,300        249,100
Clear Channel
Communications, Inc.                                        2,700         99,765
Comcast Corp., Class A +                                    8,508        238,479
Comcast Corp.,
Special Class A +                                           7,500        207,075
Costco Wholesale Corp.                                      2,600        106,782
CVS Corp.                                                   2,500        105,050
Dana Corp.                                                  2,500         49,000
Delphi Corp.                                                5,100         54,468
Eastman Kodak Co.                                           2,500         67,450
Ford Motor Co.                                             15,200        237,880
Fortune Brands, Inc.                                        2,500        188,575
Gannett Co., Inc.                                           2,500        212,125
Gap, Inc. (The)                                             6,900        167,325
General Motors Corp.                                        5,000        232,950
Harley-Davidson, Inc.                                       2,500        154,850
Harrah's Entertainment, Inc.                                2,500        135,250
Hilton Hotels Corp.                                         5,000         93,300
Home Depot, Inc. (The)                                     14,800        520,960
Kohl's Corp. +                                              2,500        105,700
Limited Brands                                              4,500         84,150
Lowe's Companies, Inc.                                      3,700        194,435
Mattel, Inc.                                                4,500         82,125
May Department
Stores Co. (The)                                            2,500         68,725
McDonald's Corp.                                            8,100        210,600
Monsanto Co.                                                1,773         68,260
NIKE, Inc., Class B                                         2,500        189,375
Office Depot, Inc. +                                        2,500         44,775
Omnicom Group Inc.                                          1,500        113,835
Reebok International Ltd.                                   2,500         89,950
Sears, Roebuck & Co.                                        2,500         94,400
Staples, Inc.                                               2,100         61,551
Starbucks Corp. +                                           2,500        108,700




                                                           No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY (CONTINUED)
Target Corp.                                                4,600    $   195,362
Time Warner Inc. +                                         31,500        553,770
TJX Companies, Inc. (The)                                   4,000         96,560
Tribune Co.                                                 2,500        113,850
Univision Communications Inc.
Class A +                                                   2,500         79,825
Viacom Inc.,
non-voting Class B                                          9,000        321,480
Wal-Mart Stores, Inc.                                      28,900      1,524,764
Walt Disney Co. (The)                                      11,700        298,233
Yum! Brands, Inc. +                                         2,500         93,050
                                                                     -----------
                                                                       8,009,984
                                                                     -----------
CONSUMER STAPLES - 7.86%
Albertson's, Inc.                                           2,500         66,350
Altria Group, Inc.                                         13,200        660,660
Anheuser-Busch
Companies, Inc.                                             6,200        334,800
Archer-Daniels-Midland Co.                                  5,650         94,807
Campbell Soup Co.                                           3,200         86,016
Coca-Cola Co. (The)                                        13,500        681,480
Coca-Cola Enterprises Inc.                                  2,500         72,475
Colgate-Palmolive Co.                                       2,600        151,970
ConAgra Foods, Inc.                                         2,500         67,700
General Mills, Inc.                                         2,500        118,825
Gillette Co. (The)                                          8,600        364,640
H.J. Heinz Co.                                              2,700        105,840
Kimberly-Clark Corp.                                        2,500        164,700
Kroger Co. (The) +                                          6,600        120,120
PepsiCo, Inc.                                              10,000        538,800
Procter & Gamble Co. (The)                                 12,000        653,280
Safeway Inc.                                                4,900        124,166
Sara Lee Corp.                                              6,300        144,837
Walgreen Co.                                                5,600        202,776
Wm. Wrigley Jr. Co.                                         2,500        157,625
                                                                     -----------
                                                                       4,911,867
                                                                     -----------
ENERGY - 5.99%
Anadarko Petroleum Corp.                                    2,500        146,500
CenterPoint Energy, Inc.                                    5,700         65,550
ChevronTexaco Corp.                                         8,302        781,301
ConocoPhillips                                              3,669        279,908
El Paso Corp.                                               2,500         19,700
Exxon Mobil Corp.                                          42,500      1,887,425
Marathon Oil Corp.                                          2,500         94,600
Reliant Energy Inc. +                                       4,494         48,670

================================================================================
See accompanying notes to financial statements.

2



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                           No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------

ENERGY (CONTINUED)
Schlumberger Ltd.                                           5,100    $   323,901
Unocal Corp.                                                2,500         95,000
                                                                     -----------
                                                                       3,742,555
                                                                     -----------
FINANCIALS - 18.75%
AFLAC Inc.                                                  4,000        163,240
Allstate Corp. (The)                                        5,200        242,060
American Express Co.                                        8,600        441,868
American International
Group, Inc.                                                18,331      1,306,634
Bank of America Corp.                                      11,620        983,284
Bank of New York
Co., Inc. (The)                                             5,900        173,932
Bank One Corp.                                              3,900        198,900
BB&T Corp.                                                  2,000         73,940
Capital One Financial Corp.                                 1,000         68,380
Charles Schwab Corp. (The)                                  8,200         78,802
Citigroup Inc.                                             32,600      1,515,900
Fannie Mae                                                  5,700        406,752
Fifth Third Bancorp                                         2,500        134,450
Fiserv, Inc. +                                              2,500         97,225
Freddie Mac                                                 3,300        208,890
Goldman Sachs
Group, Inc. (The)                                           3,000        282,480
Hartford Financial
Services Group, Inc. (The)                                  1,600        109,984
HSBC Holdings plc, ADR                                      2,514        188,324
J.P. Morgan Chase & Co.                                    15,700        608,689
Key Corp.                                                   2,500         74,725
Lehman Brothers
Holdings Inc.                                               2,500        188,125
Manulife Financial Corp.                                    4,148        167,994
Marsh & McLennan
Companies, Inc.                                             4,600        208,748
MBNA Corp.                                                  7,550        194,715
Mellon Financial Corp.                                      2,300         67,459
Merrill Lynch & Co., Inc.                                   4,100        221,318
MetLife, Inc.                                               6,000        215,100
Moody's Corp.                                               1,000         64,660
Morgan Stanley                                              6,200        327,174
National City Corp.                                         2,500         87,525
Northern Trust Corp.                                        1,100         46,508
Piper Jaffray Companies, Inc. +                               122          5,518
PNC Financial Services Group                                1,400         74,312
Progressive Corp. (The)                                     2,500        213,250
Prudential Financial, Inc.                                  5,000        232,350


                                                          No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
SLM Corp.                                                   2,500    $   101,125
St. Paul Travelers
Companies, Inc. (The)                                       2,292         92,918
State Street Corp.                                          1,600         78,464
SunTrust Banks, Inc.                                        1,500         97,485
U.S. Bancorp                                               12,200        336,232
Wachovia Corp.                                              8,100        360,450
Washington Mutual, Inc.                                     7,250        280,140
Wells Fargo & Co.                                          12,000        686,760
                                                                     -----------
                                                                      11,706,789
                                                                     -----------
HEALTHCARE - 12.51%
Abbott Laboratories                                         8,200        334,232
Aetna Inc.                                                  1,000         85,000
Amgen Inc. +                                                8,300        452,931
Anthem, Inc. +                                              2,500        223,900
Baxter International Inc.                                   2,600         89,726
Becton, Dickinson & Co.                                     2,500        129,500
Biomet, Inc.                                                2,500        111,100
Boston Scientific Corp. +                                   5,500        235,400
Bristol-Myers Squibb Co.                                    9,600        235,200
Cardinal Health, Inc.                                       2,500        175,125
CIGNA Corp.                                                   800         55,048
Eli Lilly & Co.                                             6,600        461,406
Forest Laboratories, Inc. +                                 2,500        141,575
Genzyme Corp. +                                             5,000        236,650
Guidant Corp.                                               2,500        139,700
HCA Inc.                                                    2,600        108,134
Health Management
Associates, Inc., Class A                                   2,500         56,050
HEALTHSOUTH Corp. +                                         2,500         14,875
Hospira, Inc. +                                               820         22,632
Johnson & Johnson                                          18,200      1,013,740
King Pharmaceuticals, Inc. +                                2,500         28,625
McKesson Corp.                                              2,500         85,825
Medco Health Solutions, Inc. +                              1,531         57,413
Medtronic, Inc.                                             7,100        345,912
Merck & Co. Inc.                                           12,700        603,250
Pfizer Inc.                                                42,460      1,455,529
Schering-Plough Corp.                                       8,400        155,232
Stryker Corp.                                               2,000        110,000
Tenet Healthcare Corp. +                                    5,000         67,050
UnitedHealth Group Inc.                                     5,000        311,250
Wyeth                                                       7,500        271,200
                                                                     -----------
                                                                       7,813,210
                                                                     -----------

================================================================================
                                 See accompanying notes to financial statements.

                                                                               3



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                           No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------

INDUSTRIALS - 11.09%
3M Co.                                                      5,000    $   450,050
Apollo Group, Inc., Class A                                 1,000         88,290
Automatic Data Processing, Inc.                             4,500        188,460
Boeing Co. (The)                                            6,700        342,303
Burlington Northern
Santa Fe Corp.                                              2,000         70,140
Caterpillar Inc.                                            2,500        198,600
Cendant Corp.                                               7,100        173,808
CSX Corp.                                                   2,500         81,925
Dover Corp.                                                 3,500        147,350
Emerson Electric Co.                                        2,000        127,100
FedEx Corp.                                                 2,500        204,225
General Dynamics Corp.                                      2,500        248,250
General Electric Co.                                       68,000      2,203,200
Honeywell International Inc.                                3,300        120,879
Illinois Tool Works Inc.                                    2,500        239,725
Lockheed Martin Corp.                                       2,500        130,200
Masco Corp.                                                 4,600        143,428
Paychex, Inc.                                               5,000        169,400
Raytheon Co.                                                2,500         89,425
Southwest Airlines Co.                                      6,100        102,297
Transocean Inc. +                                           2,500         72,350
Tyco International Ltd.                                    14,600        483,844
United Parcel Service, Inc.,
Class B                                                     6,500        488,605
United Technologies Corp.                                   2,200        201,256
Waste Management, Inc.                                      5,300        162,445
                                                                     -----------
                                                                       6,927,555
                                                                     -----------
INFORMATION TECHNOLOGY - 16.66%
Agere Systems Inc., Class A +                                  75            173
Agere Systems Inc., Class B +                               1,851          3,980
Agilent Technologies, Inc. +                                5,000        146,400
Analog Devices, Inc.                                        2,500        117,700
Apple Computer, Inc. +                                      2,500         81,350
Applied Materials, Inc. +                                  13,400        262,908
CIENA Corp. +                                               1,500          5,580
Cisco Systems, Inc. +                                      48,000      1,137,600
Computer Associates
International, Inc.                                         2,700         75,762
Corning Inc. +                                              3,200         41,792
Dell Inc. +                                                20,200        723,564
eBay Inc. +                                                 3,500        321,825
Electronic Data Systems Corp.                               7,500        143,625
EMC Corp. +                                                 8,000         91,200
First Data Corp.                                            4,325        192,549

                                                           No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)
Hewlett-Packard Co.                                        15,842    $   334,266
Intel Corp.                                                44,500      1,228,200
International Business
Machines Corp.                                             10,700        943,205
JDS Uniphase Corp. +                                        9,700         36,763
Lucent Technologies Inc. +                                  7,000         26,460
Maxim Integrated Products, Inc.                             2,500        131,050
Micron Technology, Inc. +                                   5,500         84,205
Microsoft Corp.                                            73,800      2,107,728
Motorola, Inc.                                             16,100        293,825
Oracle Corp. +                                             37,600        448,568
PerkinElmer, Inc.                                           1,500         30,060
QUALCOMM Inc.                                               3,400        248,132
Sanmina-SCI Corp. +                                         4,000         36,400
Siebel Systems, Inc. +                                      5,000         53,400
Solectron Corp. +                                           5,700         36,879
Sun Microsystems, Inc. +                                   24,600        106,764
Texas Instruments Inc.                                     13,500        326,430
VERITAS Software Corp. +                                    2,500         69,250
Waters Corp. +                                              2,500        119,450
Xerox Corp. +                                               6,000         87,000
Yahoo! Inc. +                                               8,500        308,805
                                                                     -----------
                                                                      10,402,848
                                                                     -----------
MATERIALS - 2.63%
Air Products & Chemicals, Inc.                              2,500        131,125
Alcan Inc.                                                  1,500         62,100
Alcoa Inc.                                                  6,800        224,604
Dow Chemical Co. (The)                                      7,200        293,040
E.I. du Pont de Nemours & Co.                               5,800        257,636
Georgia-Pacific Corp.                                       2,500         92,450
International Paper Co.                                     4,800        214,560
Newmont Mining Corp.                                        2,500         96,900
Praxair, Inc.                                               2,500         99,775
Rohm & Haas Co.                                             2,500        103,950
Weyerhaeuser Co.                                            1,000         63,120
                                                                     -----------
                                                                       1,639,260
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 0.21%
Simon Property Group Inc.                                   2,500        128,550
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.46%
ALLTEL Corp.                                                2,500        126,550
AT&T Corp.                                                  5,260         76,954
AT&T Wireless Services Inc. +                              10,067        144,159
BellSouth Corp.                                            12,700        332,994


================================================================================
See accompanying notes to financial statements.

4



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------
                                                           No. of        Value
Description                                                Shares       (Note A)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES (CONTINUED)
Nextel Communications, Inc.,
Class A +                                                   6,000    $   159,960
SBC Communications Inc.                                    25,600        620,800
Sprint Corp. (FON Group)                                    4,100         72,160
Verizon Communications Inc.                                17,400        629,706
                                                                     -----------
                                                                       2,163,283
                                                                     -----------
UTILITIES - 2.37%
American Electric
Power Co., Inc.                                             5,500        176,000
Dominion Resources, Inc.                                    2,000        126,160
Duke Energy Corp.                                           6,600        133,914
Edison International                                        2,500         63,925
Exelon Corp.                                                5,000        166,450
FirstEnergy Corp.                                           2,500         93,525
Public Service
Enterprise Group Inc.                                       2,500        100,075
Scottish Power plc, ADR                                     4,000        118,040
Sempra Energy                                               2,500         86,075
Southern Co. (The)                                          5,000        145,750
TXU Corp.                                                   3,700        149,887
Williams Companies, Inc. (The)                              2,500         29,750
Xcel Energy, Inc.                                           5,500         91,905
                                                                     -----------
                                                                       1,481,456
                                                                     -----------
TOTAL UNITED STATES
(cost - $65,345,022)                                                  61,685,387
                                                                     -----------
CZECH REPUBLIC - 1.12%
CONSUMER DISCRETIONARY - 1.12%
Bonton AS +#                                               68,590        116,282
Bonton Book AS +#                                          68,590        116,282
Bonton Discs AS +#                                         68,590        116,282
Bonton Film
Entertainment AS +#                                        68,590        116,282
Bonton Music AS +#                                         68,590        116,282
Bonton Pictures AS +#                                      68,590        116,282
TOTAL CZECH REPUBLIC
(cost - $894,866)                                                        697,692
                                                                     -----------

TOTAL EQUITY SECURITIES
(cost - $66,239,888)                                                  62,383,079
                                                                     -----------


                                                          Principal
                                                          Amount         Value
Description                                               (000's)       (Note A)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.66%
REPURCHASE AGREEMENTS - 1.66%
Bear, Stearns & Co. Inc.
(Agreement dated 06/30/04 to
be repurchased at $141,351),
1.25%, 07/01/04 (Note F)                                   $ 141    $   141,346
                                                                    -----------

Bear, Stearns & Co. Inc.
(Agreement dated 06/30/04 to
be repurchased at $535,032),
1.50%*, 07/01/04** (Note E)                                  535        535,010
                                                                    -----------

Bear, Stearns & Co. Inc.
(Agreement dated 06/30/04 to
be repurchased at $359,787),
0.75%*, 07/01/04** (Note E)                                  360        359,779
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
(cost - $1,036,135)                                                   1,036,135
                                                                    -----------

TOTAL INVESTMENTS - 101.56%
(cost - $67,276,023) (Notes A, E, F, G)                              63,419,214
                                                                    -----------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.56)%                                                 (972,693)
                                                                    -----------

NET ASSETS - 100.00%                                                $62,446,521
                                                                    ===========
-------------

+    Non-income producing security.
#    Security fair valued in accordance with procedures established by the Board of Directors.
*    Stated interest rate, before rebate earned by borrower of securities on loan.
**   Represents investment purchased with cash collateral received for securities on loan.
ADR  American Depositary Receipts.



================================================================================
                                 See accompanying notes to financial statements.
                                                                               5



--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost $67,276,023) (A, E, F, G)              $ 63,419,214
Receivables:
  Dividends                                                              64,669
  Interest                                                                  497
Prepaid expenses                                                          9,693
                                                                   ------------
Total Assets                                                         63,494,073
                                                                   ------------

LIABILITIES
Payables:
  Upon return of securities loaned (Note E)                             894,789
  Investment management fees (Note B)                                    51,088
  Directors' Fees                                                        12,920
  Other accrued expenses                                                 88,755
                                                                   ------------
Total Liabilities                                                     1,047,552
                                                                   ------------
NET ASSETS (applicable to 4,759,123 shares
  of common stock outstanding)                                     $ 62,446,521
                                                                   ============

NET ASSET VALUE PER SHARE ($62,446,521/4,759,123)                  $      13.12
                                                                   ============

NET ASSETS CONSISTS OF
Capital stock, $0.01 par value; 4,759,123
  shares issued and outstanding
  (15,000,000 shares authorized)                                   $     47,591
Paid-in capital                                                      86,085,065
Distributions in excess of net investment income                     (4,913,641)
Accumulated net realized loss on investments                        (14,915,685)
Net unrealized depreciation in value of investments                  (3,856,809)
                                                                   ------------
Net assets applicable to shares outstanding                        $ 62,446,521
                                                                   ============

================================================================================
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income (Note A) :
  Dividends                                                        $    530,458
  Interest                                                                2,947
  Foreign taxes withheld                                                    (29)
                                                                   ------------
  Total Investment Income                                               533,376
                                                                   ------------

Expenses:
  Investment management fees (Note B)                                   318,467
  Administration fees                                                    31,852
  Legal and audit fees (Note B)                                          26,738
  Directors' fees                                                        22,128
  Accounting fees                                                        17,282
  Transfer agent fees                                                    16,475
  Printing                                                               11,648
  Custodian fees                                                          5,222
  Stock exchange listing fees                                             3,992
  Insurance                                                               2,424
  Miscellaneous                                                           1,886
                                                                   ------------
  Total Expenses                                                        458,114
  Less: Management fee waivers (Note B)                                 (11,305)
  Less: Fees paid indirectly (Note B)                                    (5,222)
                                                                   ------------
    Net Expenses                                                        441,587
                                                                   ------------
  Net Investment Income                                                  91,789
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized loss from investments                                     (272,528)
Net change in unrealized depreciation in value of investments         1,456,030
                                                                   ------------
Net realized and unrealized gain on investments                       1,183,502
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  1,275,291
                                                                   ============



================================================================================
                                 See accompanying notes to financial statements.

                                                                               7


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                      For the Six Months
                                                          Ended          For the Year
                                                      June 30, 2004         Ended
                                                       (unaudited)    December 31, 2003
                                                       -----------    -----------------

INCREASE/(DECREASE) IN NET ASSETS
Operations:
  Net investment income                                 $     91,789    $    394,232
  Net realized loss on investments                          (272,528)       (403,402)
  Net change in unrealized depreciation
    in value of investments                                1,456,030      13,990,328
                                                        ------------    ------------
    Net increase in net assets resulting
      from operations                                      1,275,291      13,981,158
                                                        ------------    ------------

Dividends and distributions to shareholders
  (Note A, G):
  Net investment income                                      (91,789)       (394,232)
  Return-of-capital                                       (4,913,641)     (8,947,881)
                                                        ------------    ------------
    Total dividends and distributions to shareholders     (5,005,430)     (9,342,113)
                                                        ------------    ------------

Capital stock transactions (Note D):
  Proceeds from 32,493 and 68,969 new shares issued
    in reinvestment of distributions, respectively           534,919         941,371
  Cost of 7,500 shares repurchased                              --           (90,050)
                                                        ------------    ------------

    Net increase in net assets resulting from
        capital stock transactions                           534,919         851,321
                                                        ------------    ------------

    Total increase/(decrease) in net assets               (3,195,220)      5,490,366
                                                        ------------    ------------


NET ASSETS
Beginning of period                                       65,641,741      60,151,375
                                                        ------------    ------------

End of period                                           $ 62,446,521    $ 65,641,741
                                                        ============    ============





================================================================================
See accompanying notes to financial statements.


--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                           For the Six
                                           Months Ended
                                          June 30, 2004                For the Years Ended December 31,
                                                           ----------------------------------------------------------
                                           (unaudited)       2003        2002        2001          2000       1999
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of period       $   13.89       $  12.89    $   18.30    $  18.28    $  17.62    $   18.78
                                           ---------       --------    ---------    --------    --------    ---------
Net investment income                           0.02#          0.08#        0.15#       0.52        1.07         1.03
Net realized and unrealized gain/(loss)
  on investments                                0.25           2.91        (3.57)       0.24        0.63        (1.20)
                                           ---------       --------    ---------    --------    --------    ---------
Net increase/(decrease) in net
  assets resulting
  from operations                               0.27           2.99        (3.42)       0.76        1.70        (0.17)
                                           ---------       --------    ---------    --------    --------    ---------
Dividends and distributions to
  shareholders:
Net investment income                          (0.02)         (0.08)       (0.18)      (0.66)      (1.05)       (1.01)
Return-of-capital                              (1.04)         (1.91)       (1.80)      (0.09)    --           --
                                           ---------       --------    ---------    --------    --------    ---------
Total dividends and distributions to           (1.06)         (1.99)       (1.98)      (0.75)      (1.05)       (1.01)
  shareholders                             ---------       --------    ---------    --------    --------    ---------

Capital stock transactions:
Anti-dilutive effect due to
  capital stock repurchased                    --             --            0.02        0.01        0.01         0.02
Dilutive effect due to shares
issued in reinvestment of dividends
and distributions                               0.02          --           (0.03)    --          --           --
                                           ---------       --------    ---------    --------    --------    ---------
Total capital stock transactions                0.02          --           (0.01)       0.01        0.01         0.02
                                           ---------       --------    ---------    --------    --------    ---------

Net asset value, end of period             $   13.12       $  13.89    $   12.89    $  18.30    $  18.28    $   17.62
                                           =========       ========    =========    ========    ========    =========
Market value, end of period                $   16.65       $  17.95    $   11.35    $  16.29    $  15.875   $   14.250
                                           =========       ========    =========    ========    ========    =========
Total investment return (a)                    (1.13)%        82.96%      (19.30)%      8.91%      19.02%       (8.39)%
                                           =========       ========    =========    ========    ========    =========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000 omitted)                            $  62,447       $ 65,642    $  60,151    $ 39,547    $ 39,640    $  38,283
Ratio of expenses to average net assets,
net of fee waivers, if any (b)                  1.38%(d)       1.20%        1.50%       3.01%       1.06%        1.05%
Ratio of expenses to average net assets,
excluding fee waivers, if any (c)               1.43%(d)       1.43%        2.07%       3.01%       1.06%        1.05%
Ratio of expenses to average net assets,
net of fee waivers, if any (c)                  1.40%(d)       1.23%        1.63%       3.01%       1.06%        1.05%
Ratio of net investment income to
average net assets                              0.29%(d)       0.65%        1.01%       2.77%       5.97%        5.60%
Portfolio turnover rate                         5.30%          3.62%       86.60%    --            15.87%       16.09%
----------------------------------------------------------------------------------------------------------------------

#    Based on average shares outstanding.
(a) Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund's dividend Total investment return does not reinvestment plan. reflect brokerage commissions.
(b)  Expenses are net of fees paid indirectly.
(c)  Expenses exclude the reduction for fees paid indirectly.
(d)  Annualized.

================================================================================
                                 See accompanying notes to financial statements.

                                                                               9

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE A. SIGNIFICANT ACCOUNTING POLICIES

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek total return consisting of capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund:

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. All equity securities shall be valued at the closing price on the exchange or market on which the security is primarily traded ("Primary Market"). If the security did not trade on the Primary Market, it shall be valued at the closing price on another exchange where it trades. If there are no such sale prices, the value shall be the most recent bid, and if there is no bid, the security shall be valued at the most recent asked. If no pricing service is available and there are more than two dealers, the value shall be the mean of the highest bid and lowest ask. If there is only one dealer, then the value shall be the mean if bid and ask are available, otherwise the value shall be the bid. All other securities and assets are valued as determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less are valued on the basis of amortized cost. The Board of Directors has established general guidelines for calculating fair value of not readily marketable securities. At June 30, 2004, the Fund held 1.12% of its net assets in securities valued in good faith by the Board of Directors with an aggregate cost of $894,866 and a fair value of $697,692. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the American Stock Exchange, LLC is closed.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors daily the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
DISTRIBUTIONS OF INCOME AND GAINS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital necessary to maintain the distribution taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

The character of dividends and distributions made during the six months ended June 30, 2004 from net investment income or net realized gains, if any, may differ from their ultimate characterization for U.S. income tax purposes due to U.S. generally accepted accounting principles/tax differences in the character of income and expense recognition.

NOTE B. AGREEMENTS

Cornerstone serves as the Fund's investment manager with respect to all investments. As compensation for its management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. Cornerstone has voluntarily agreed to waive its management fees from the Fund to the extent that monthly operating expenses exceed 0.125% of average net assets calculated monthly. For the six months ended June 30, 2004, Cornerstone earned $318,467 for investment management services, of which it waived $11,305. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $5,222 arising from credits earned on portfolio transactions executed with a broker, pursuant to directed brokerage arrangement.

The Fund paid or accrued approximately $13,079 for the six months ended June 30, 2004 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, a partner of Blank, serves as secretary of the Fund.

At June 30, 2004, pursuant to regulatory filings, affiliates owned approximately 29% and 6% of the outstanding shares of the Fund based on Schedule 13G/A filings with the Securities and Exchange Commission on March 9, 2004 and March 18, 2004, respectively.

NOTE C. INVESTMENT IN SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term investments, were $3,382,082 and $7,216,058, respectively.

NOTE D. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. For the six months ended June 30, 2004, the


================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------
Fund had no repurchases. For the year ended December 31, 2003, the Fund repurchased 7,500 of its shares for a total cost of $ 90,050 at a weighted average discount of 12.01% from net asset value. The discount of the individual repurchases ranged from 11.76% - 12.13%. No limit has been placed on the number of shares to be purchased by the Fund other than those imposed by federal securities laws.

All purchases are made in accordance with federal securities laws, with shares repurchased held in treasury, effective January 1, 2002.

NOTE E. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33 1/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount. The value of securities on loan to brokers at June 30, 2004 was $883,234. Any cash collateral received is reinvested into repurchase agreements, which in turn are collateralized by various U.S. Government and Agency securities. These repurchase agreements have been segregated to satisfy the future commitment to return the cash collateral.

During the six months ended June 30, 2004, the Fund earned $566 in securities lending income that is included under the caption INTEREST in the Statement of Operations.

NOTE F. COLLATERAL FOR REPURCHASE AGREEMENT

Listed below is the collateral associated with the repurchase agreement with Bear, Stearns & Co. Inc. outstanding at June 30, 2004.

                                    PRINCIPAL
ISSUER                               AMOUNT        MATURITY         MARKET
                                     (000'S)                        VALUE
--------------------------------------------------------------------------------
United States Treasury Bond,
  (interest only)                      $295        08/15/17      $147,282

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

The tax characteristic of dividends and distributions paid during the year ended December 31, 2003 were ordinary income and return-of-capital of $394,232 and $8,947,881, respectively.

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October Losses").

At December 31, 2003, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $14,569,481 of which $91,132 expires in 2008, $14,052,643 expires in 2010 and $425,706 expires in 2011.

At June 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $67,327,652, $4,924,334, $(8,832,772) and $(3,908,438), respectively.


================================================================================

RESULTS OF ANNUAL MEETING OF STOCKHOLDERS (UNAUDITED)

On June 10, 2004, the Annual Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon:

(1) To elect seven Directors until the year 2005 Annual Meeting.

NAME OF DIRECTORS                      FOR                    WITHHOLD
-----------------                      ---                    --------
Ralph W. Bradshaw                    4,410,834                 19,857
William A. Clark                     4,411,231                 19,460
Thomas H. Lenagh                     4,409,739                 20,952
Edwin Meese III                      4,405,929                 24,762
Scott B. Rogers                      4,409,841                 20,850
Andrew A. Strauss                    4,410,135                 20,556
Glenn W. Wilcox, Sr.                 4,410,033                 20,658
















================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Shareholders who have Shares registered directly in their own names automatically participate in the Fund's Dividend Reinvestment Plan (the "Plan"), unless and until an election is made to withdraw from the Plan on behalf of such participating shareholders. Shareholders who do not wish to have distributions automatically reinvested should so notify American Stock Transfer & Trust Co. (the "Agent") at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or call (877) 248-6416. Under the Plan, all of the Fund's dividends and other distributions to shareholders are reinvested in full and fractional Shares as described below.

When the Fund declares an income dividend or a capital gain or other distribution (each, a "Distribution" and collectively, "Distributions"), the Agent, on the shareholders' behalf, will: (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or, (ii) at the sole discretion of the Board of Directors, be authorized to purchase outstanding shares on the open market, on the American Stock Exchange, LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

Shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases. Alternatively, the Agent will allocate Newly Issued Shares to the reinvesting shareholders at the lower of (i) a price equal to the average closing price of the Fund over the five trading days preceding the payment date of such distribution or (ii) the net asset value of the Fund as last determined prior to such payment date.

Registered shareholders who acquire their shares through Open Market Purchases and who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a Shareholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any dividend, the shareholder will automatically receive such Distributions in additional Shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distributions payment date. When a participant withdraws from the Plan, or upon termination of the Plan as provided below, certificates for whole shares credited to his/her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a Share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of each Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned. The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the Shareholder's name and held for the account of beneficial owners participating in the Plan.

There will be no charge to participants for reinvesting Distributions other than their share of brokerage commissions as discussed below. The Agent's fees for administering the Plan and handling the reinvestment of Distributions will be paid by the Fund. Each participant's account will be charged a



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14

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED) (CONCLUDED)

pro-rata share of brokerage commissions incurred with respect to the Agent's Open Market Purchases in connection with the reinvestment of Distributions.

Brokerage charges for purchasing small amounts of shares for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions because the Agent will be purchasing shares for all the participants in blocks and pro-rating the lower commission that may be attainable.

The automatic reinvestment of Distributions will not relieve participants of any income tax that may be payable on such Distributions. Participants who receive shares pursuant to the Plan as described above will recognize taxable income in the amount of the fair market value of those shares. In the case of non-U.S. participants whose Distributions are subject to U.S. income tax withholding and in the case of participants subject to 28% federal backup withholding, the Agent will reinvest Distributions after deduction of the amount required to be withheld.

The Fund reserves the right to amend or terminate the Plan by written notice to participants. All correspondence concerning the Plan should be directed to the Agent at the address referred to in the first paragraph of this section.
















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                                                                              15

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

The Fund - Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the American Stock Exchange, LLC. Its investment objective is to seek total return, consisting of capital appreciation and current income by investing primarily all of its assets in equity securities of U.S. and non-U.S. issuers whose securities trade on a U.S. securities exchange or over the counter or as American Depositary Receipts or other forms of depositary receipts which trade in the United States. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the American Stock Exchange, LLC (symbol "CRF"). The share price is published in: THE NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

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This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------















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16

PROXY VOTING (UNAUDITED)

The policies and procedures that Cornerstone Total Return Fund, Inc. uses to determine how to vote proxies relating to its portfolio securities are available:

      o by calling (212) 272-3550;

      o on the website of the Securities and Exchange Commission, http://www.sec.gov.


PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.











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                                                                              17

                      CORNERSTONE TOTAL RETURN FUND, INC.

ITEM 2. CODE OF ETHICS.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS
         Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
         There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated April 28, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) As of a date within 90 days from the filing date of this report, the principal executive officer and the principal financial officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

              (a)(1) Not applicable.

              (a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

         (a)(3) Not applicable.

              (b)The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CORNERSTONE TOTAL RETURN FUND, INC.

By (Signature and Title)*  /S/ RALPH W. BRADSHAW
                         ----------------------------
                           RALPH W. BRADSHAW,
                           CHAIRMAN AND PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)

Date:  September 9, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ RALPH W. BRADSHAW
                         -----------------------
                            RALPH W. BRADSHAW
                           CHAIRMAN AND PRESIDENT (PRINCIPAL EXECUTIVE OFFICER)

Date: September 9, 2004

By (Signature and Title)*  /S/ JODI B. LEVINE
                           ------------------
                           JODI B. LEVINE
                           TREASURER (PRINCIPAL FINANCIAL OFFICER)

Date: September 9, 2004





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